Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (31,198)	R (24,511)
Deferred tax liabilities	10,549	7,793
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	13,047	6,287
Deferred tax liabilities	17,963	13,392
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	587	1,024
Deferred tax liabilities	1,617	1,370
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	(1,376)	(1,124)
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(811)	(3,731)
Deferred tax liabilities	(5,676)	(3,948)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(37,953)	(24,097)
Deferred tax liabilities	(47)	(11)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(1,930)	(1,324)
Deferred tax liabilities	206	135
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(4,138)	(2,670)
Deferred tax liabilities	R (2,138)	R (2,021)